Fees and Expenses	Feb. 01, 2026
Ambrus Core Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class
Management Fees	0.40%	0.40%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None
Acquired Fund Fees and Expenses (“AFFE”)	0.01%	0.01%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses[1]	0.74%	0.49%
Fees and/or Expenses Recouped[2]	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.76%	0.51%

[1]

“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]

Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2027 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$78	$239	$413	$920
Institutional Class	$52	$159	$276	$618

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	71.00%
Ambrus Tax-Conscious California Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class
Management Fees	0.40%	0.40%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None
Acquired Fund Fees and Expenses (“AFFE”)	0.01%	0.01%
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses[1,2]	0.76%	0.51%

[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2027 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$78	$243	$422	$942
Institutional Class	$52	$164	$285	$640

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%
Ambrus Tax-Conscious National Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class
Management Fees	0.40%	0.40%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None
Acquired Fund Fees and Expenses (“AFFE”)	0.01%	0.01%
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses[1,2]	0.76%	0.51%

[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2027 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$78	$243	$422	$942
Institutional Class	$52	$164	$285	$640

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%